UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04605
First Financial Fund, Inc.
(Exact name of registrant as specified in charter)
1680 38th Street, Suite 800 Boulder, CO	80301
(Address of principal executive offices)	(Zip code)
Stephen C. Miller, Esq. 1680 38th Street, Suite 800 Boulder, CO 80301
(Name and address of agent for service)
Registrant’s telephone number, including area code:	303-444-5483
Date of fiscal year end:	March 31, 2005
Date of reporting period:	December 31, 2005

Item 1. Schedule of Investments.

Portfolio of Investments as of December 31, 2005

(Unaudited)                                                                                                                      First Financial Fund, Inc.

Shares	Description	Value (Note 1)
LONG TERM INVESTMENTS—112.9%
DOMESTIC COMMON STOCKS—98.6%
Banks & Thrifts—52.2%
41,000	1st United Bancorp, Inc. † (a) (b)	$553,500
72,600	Alliance Bankshares Corporation †	1,162,326
468,000	AmeriServ Financial, Inc. †	2,026,440
73,900	AmeriServ Financial, Inc. (a)	323,682
78,200	Bancorp Rhode Island, Inc.	2,604,060
251,735	Bancorp, Inc. †	4,279,495
46,600	Bank of America Corporation	2,150,590
40,500	Bank of Oak Ridge †	465,750
83,300	Bank of Virginia †	616,420
126,800	BankAtlantic Bancorp, Inc. Class A	1,775,200
443,100	BankFinancial Corporation †	6,504,708
56,900	BCB Bancorp, Inc. †	887,640
107,700	Benjamin Franklin Bancorp, Inc.	1,515,339
37,800	CalNet Business Bank † (b)	605,556
124,200	Capital Corporation of the West	4,030,290
180,100	Cardinal Financial Corporation	1,981,100
85,000	Cardinal State Bank †	1,036,150
42,350	Carolina Trust Bank †	694,540
227,210	CCF Holding Company (c)	4,032,978
194,330	Centennial Bank Holdings, Inc. (a) (d)	2,403,862
600,000	Centennial C Corporation (a)	7,422,000
8,820	Coastal Banking Company, Inc. †	176,400
60,000	Community Bank (a) (b)	3,309,000
66,000	Community Bank of Orange, N.A. (a) (b)	267,300
83,000	Community Capital Bancshares, Inc.	904,700
86,100	Connecticut Bank & Trust †	813,645
31,300	Cornerstone Bancorp, Inc.	1,101,760
9,100	Crescent Banking Company	325,780
82,775	Dearborn Bancorp, Inc. †	2,048,681
9,700	Enterprise Financial Services Corporation †	219,996
71,468	F.N.B. Corporation	1,354,319
79,300	FCB Bancorp, Inc. (a) (b)	1,473,790
100,000	Federal City National Bank (a) (b)	1,000,000
16,900	Fidelity Southern Corporation	302,510
39,700	First American International (a) (b)	1,052,050
33,599	First Citizens BancShares, Inc., Class A	5,860,338
106,263	First Regional Bancorp †	7,178,066
340,775	First Republic Bank	12,612,083
233,500	First Security Group, Inc.	2,274,290
66,726	First Southern Bancorp (b) (d)	1,634,787
12,000	First Trust Bank †	229,200
78,550	Foothill Independent Bancorp	1,973,176
204,760	Gateway Financial Holdings	3,394,716

15,300	Great Florida Bank † (a) (b)	$2,448,000
95,600	Greene County Bancshares, Inc.	2,615,616
83,972	Greenville First Bancshares, Inc. †	2,078,307
18,600	Heartland Financial USA, Inc.	403,620
2,677	Heritage Oaks Bancorp †	54,878
39,700	IBERIABANK Corporation	2,025,097
133,500	LSB Bancshares, Inc.	2,361,348
219,600	MetroCorp Bancshares, Inc.	6,530,904
10,000	NEBS Bancshares (a) (b)	100,000
28,300	New England Bancshares, Inc.	302,810
299,000	North Valley Bancorp	5,328,180
57,000	Northrim Bancorp, Inc.	1,336,650
49,280	Parkway Bank †	643,104
130,500	Pennsylvania Commerce Bancorp †	4,156,425
159,600	Pilot Bancshares, Inc. (a)	2,354,100
50,400	Preferred Bank Los Angeles	2,242,800
157,472	Republic First Bancorp, Inc. †	2,070,757
330	SCBT Financial Corporation	11,029
274,300	Signature Bank †	7,699,601
246,100	SNB Bancshares, Inc. †	4,287,062
111,615	Southern Connecticut Bancorp, Inc. †	790,234
302,900	Square 1 Financial, Inc. (a) (b)	3,029,000
76,335	Sterling Bank	954,187
29,500	SuffolkFirst Bank †	317,125
16,819	Summit Bank Corporation	260,694
294,913	Sun Bancorp, Inc. †	5,824,532
21,100	Team Financial, Inc.	302,785
61,200	Texas United Bancshares, Inc.	1,111,392
19,320	The Bank Holdings, Inc. †	364,182
39,900	TIB Financial Corporation	1,234,905
71,900	Tidelands Bancshares, Inc. (a) (b)	717,202
130,000	Transatlantic Bank (a) (b)	1,843,400
123,400	UCBH Holdings, Inc.	2,206,392
115,500	UMB Financial Corporation	7,381,605
30,700	UnionBancorp, Inc.	641,630
53,800	United Community Banks, Inc.	1,434,308
47,300	Valley Commerce Bancorp †	898,700
161,238	Wainwright Bank & Trust Company	1,623,667
38,587	Westbank Corporation	556,039
36,700	Yardville National Bancorp	1,271,655
		178,392,135
Diversified Financial Services—5.1%
53,845	Bay View Capital Corporation †	958,441
136,300	Citigroup, Inc.	6,614,639
25,000	CMET Financial Holdings, Inc. (b) (d)	1,207,250
142,100	Delta Financial Corporation (a)	1,190,798
60,000	Independence Financial Group, Inc. (a) (b)	600,000
93,615	Mackinac Financial Corporation (a)	851,896
74,631	Peppercoin, Inc. (b)	400,000

265,000	Resource Capital Corporation (b) (d)	$3,975,000
117,200	Technology Investment Capital Corporation	1,769,720
		17,567,744
Insurance—5.5%
51,700	American International Group, Inc.	3,527,491
82,600	Bristol West Holdings, Inc.	1,571,878
154,800	Mercer Insurance Group, Inc. †	2,322,000
45,500	Metlife, Inc.	2,229,500
168,400	Ohio Casualty Corporation	4,769,088
84,700	Phoenix Companies (The), Inc.	1,155,308
50,000	ProAssurance Corporation †	2,432,000
50,200	Seabright Insurance Holdings †	834,826
		18,842,091
Mortgages & REITS—8.1%
1,026,800	Aames Investment Corporation; REIT	6,633,128
237,600	Anworth Mortgage Asset Corporation; REIT	1,734,480
108,100	Arbor Realty Trust, Inc.; REIT (b) (d)	2,801,952
419,500	Medical Properties Trust, Inc.; REIT (d)	4,102,710
180,300	MFA Mortgage Investments, Inc. REIT	1,027,710
460,200	MortgageIT Holdings, Inc.; REIT	6,286,332
155,504	Newcastle Investment Holdings Corporation; REIT † (b) (d)	1,010,776
160,200	RAIT Investment Trust; REIT	4,152,384
		27,749,472
Savings & Loans—27.7%
116,000	Abington Community Bancorp, Inc. †	1,504,520
104,400	American Bancorp of NJ	1,035,648
23,400	Appalachian Bancshares Inc. †	425,178
160,400	Atlantic Coast Federal	2,255,224
299,100	Bankunited Financial Corporation, Class A	7,947,087
124,326	Berkshire Hills Bancorp, Inc.	4,164,921
129,280	Broadway Financial Corporation (c)	1,415,616
60,100	Carver Bancorp, Inc.	921,333
324,800	CFS Bancorp, Inc.	4,644,640
24,400	Charter Financial Corporation	871,324
34,500	Citizens Community Bank †	483,000
238,500	Citizens First Bancorp, Inc.	5,623,830
42,000	Downey Financial Corporation	2,872,380
32,500	Fidelity Federal Bancorp †	471,250
17,040	First Community Bank Corporation of America †	457,268
57,538	First Federal Bancshares, Inc. (c)	1,064,453
63,600	First Place Financial Corporation	1,529,580
252,000	FirstFed Bancorp, Inc. (c)	2,759,400
43,400	Georgetown Bancorp, Inc. †	373,240
3,300	HF Financial Corporation	61,875
90,000	HMN Financial, Inc.	2,655,000
128,000	Home Federal Bancorp, Inc.	1,555,200
81,500	Jefferson Bancshares, Inc.	1,112,475
100,000	K-Fed Bancorp	1,200,000

81,700	Legacy Bancorp, Inc. †	$1,093,146
54,612	LSB Corporation	947,518
310,300	MidCountry Financial Corporation (a) (b)	4,654,500
85,000	Northwest Bancorp, Inc.	1,807,100
191,100	Ocean Shore Holding Company †	2,201,472
67,100	Old Line Bancshares, Inc.	695,156
163,300	Pacific Premier Bancorp, Inc. †	1,926,940
62,700	Parkvale Financial Corporation	1,768,140
417,200	People’s Choice Financial Corporation (a) (b) (d)	2,294,600
165,930	Perpetual Federal Savings Bank (c)	4,189,733
17,500	Privee LLC (a) (b)	2,362,500
226,425	Provident Financial Holdings, Inc. (c)	5,954,978
40,650	Redwood Financial, Inc. † (c)	833,325
90,000	River Valley Bancorp (c)	1,661,400
52,637	Riverview Bancorp, Inc.	1,226,968
5,300	Rockville Financial, Inc. †	69,165
203,000	Rome Bancorp, Inc.	2,200,520
6,300	Royal Financial, Inc. †	89,334
289,600	SI Financial Group, Inc.	3,156,640
74,000	Southcoast Financial Corporation †	1,783,400
100,000	Sterling Eagle (a) (b)	733,000
110,500	Third Century Bancorp (c)	1,436,500
194,800	United Financial Bancorp, Inc. †	2,246,044
49,900	Washington Mutual, Inc. †	2,170,650
		94,907,171
	Total Domestic Common Stocks (cost $270,667,451)	337,458,613
FOREIGN COMMON STOCKS—13.2%
Bermuda—4.6%
88,800	Aspen Insurance Holdings, Ltd.	2,101,896
112,000	CRM Holdings, Ltd. †	1,457,120
131,600	Platinum Underwriters Holdings, Ltd.	4,088,812
10,500	White Mountains Insurance Group, Ltd.	5,864,775
88,400	Max Re Capital, Ltd. †	2,295,748
		15,808,351
Canada—2.6%
22,800	Canadian Satellite Radio Holdings, Inc. -Class A †	287,110
237,374	Canadian Western Bank	7,276,773
47,200	Laurentian Bank of Canada	1,375,816
		8,939,699
China—0.0% **
5,200	Suntech Power Holdings- ADR †	141,700
Germany—1.2%
130,998	European Capital Beteiligung (a) (b)	1,545,187
17,597	Muenchener Rueckver AG -Registered	2,374,133
		3,919,320

Japan—1.6%
71,250	Promise Company Ltd.	$4,738,732
237	Tokyo Star Bank (The), Ltd. †	785,114
		5,523,846
Switzerland—1.9%
68,400	UBS AG	6,508,260
Turkey—1.3%
522,101	Akbank T.A.S. †	4,249,435
	Total Foreign Common Stocks (cost $36,160,073)	45,090,611
WARRANTS—1.1%
195,000	Dime Bancorp, Inc., Warrant, Expires 1/00/00 †	25,350
3,864	The Bank Holdings, Inc., Warrant, Expires 5/21/06 †	30,526
359,900	Punjab National, Warrant, Expires 1/19/09 †	3,739,361
	Total Warrants (cost $3,271,412)	3,795,237
	Total Long Term Investments (cost $310,098,936)	386,344,461

SHORT TERM INVESTMENTS—8.9%

Par Value	Description	Value (Note 1)
Repurchase Agreement—8.9%
$30,500,000	Deutsche Triparty Mortgage Repo, 4.270% dated 12/30/2005, to be repurchased at $30,514,471 on 1/03/2006, collateralized by US Government Agency Securities, with an aggregate market value of $30,992,785, rates ranging from 4.00-6.00%, and maturities from 9/01/2020-7/01/2035 (Cost $30,500,000)	$30,500,000
Total Investments — 121.8% (cost $340,598,936)		$416,844,461
	Other Assets—(21.8%)	(74,716,013)
	Net Assets—100%	342,128,448

†		Non-income producing security.
(a)		Private Placement restricted as to resale and does not have a readily available market.
(b)		Indicates a fair valued security. Total market value for fair valued securities is $39,618,350 representing 11.58% of the total net assets.
(c)		Affiliated Company. See Note 3 to Schedule of Investments.
(d)		Security exempt from registration pursuant to Rule 144A under the Securiites Act of 1933, as amended.
**		Amount represents less than 0.1% of net assets.
ADR	—	American Depository Receipt.

First Financial Fund, Inc. — Notes to Schedule of Investments
December 31, 2005 (Unaudited)

Note 1. Valuation and Investment Practices

Securities Valuation: Securities for which market quotations are readily available-including securities listed on national securities exchanges and those traded over-the-counter are valued at the last quoted sales price on the valuation date on which the security is traded. If such securities were not traded on the valuation date, but market quotations are readily available, they are valued at the most recently quoted bid price provided by an independent pricing service or by principal market makers. Securities traded via NASDAQ are valued at the NASDAQ Official Close Price (“NOCP”). Securities for which market quotations are not readily available or for which the pricing agent or market maker does not provide a valuation or methodology, or provides a valuation or methodology that, in the judgment of the adviser, does not represent fair value (“Fair Value Securities”), are valued at fair value by a Pricing Committee appointed by the Board of Directors, in consultation with the adviser. In such circumstances, the adviser makes an initial written recommendation to the Pricing Committee regarding valuation methodology for each Fair Value Security. Thereafter, the adviser conducts periodic reviews of each Fair Value Security to consider whether the respective methodology and its application is appropriate and recommends methodology changes when appropriate. Prior to implementation, the Pricing Committee reviews and makes a determination regarding each initial methodology recommendation and any subsequent methodology changes. All methodology recommendations and any changes are reviewed by the entire Board of Directors on a quarterly basis.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates fair value.

Repurchase Agreements: The Fund may enter into repurchase agreement transactions with United States financial institutions. It is the Fund’s policy that its custodian take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults, and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Foreign Currency: The books and records of the Fund are maintained in US dollars. Foreign currencies and investments and other assets and liabilities denominated in foreign currencies are translated into US dollars at the exchange rate prevailing at the end of the period, and purchases and sales of investment securities, income and expenses, transacted in foreign currencies are translated at the exchange rate on the dates of such transactions. Foreign currency gains and losses result from fluctuations in exchange rates between trade date and settlement date on securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of the foreign currency gains and losses related to the fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in gains and losses on investment securities sold.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income including amortization of premium and accretion of discount on debt securities, as required is recorded on the accrual basis, which may require the use of certain estimates by management.

Note 2. Unrealized Appreciation/(Depreciation)

On December 31, 2005, based on cost of $341,024,972 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $84,880,186 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $(9,060,697).

Note 3. Transactions With Affiliated Companies

Transactions during the period ended December 31, 2005, with companies in which the Fund owned at least 5% of the voting securities were as follows:

Name of Affiliate	Beginning Share Balance	Ending Share Balance	Purchase Cost	Sales Cost	Dividend Income	Market Value
Broadway Financial Corporation	129,280	129,280	—	—	12,928	1,415,616
CCF Holding Company	282,010	227,210	—	228,962	40,892	4,032,978
First Federal BancShares, Inc.	79,638	57,538	—	600,378	20,715	1,064,453
FirstFed Bancorp, Inc.	252,000	252,000	—	—	52,920	2,759,400
Perpetual Federal Savings Bank	165,930	165,930	—	—	119,470	4,189,733
Provident Financial Holdings, Inc.	456,525	226,425	—	1,127,559	131,951	5,954,978
Redwood Financial, Inc.	40,650	40,650	—	—	0	833,325
River Valley Bancorp	90,000	90,000	—	—	52,650	1,661,400
Third Century Bancorp	110,500	110,500	—	—	13,260	1,436,500

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	First Financial Fund, Inc.
By	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)
Date	2/17/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)
Date	2/17/06
By	/s/ Carl. D. Johns
Carl D. Johns, Vice President and Treasurer
(Principal Financial Officer)
Date	2/17/06